First Trust Capital Strength ETF Performance Management - First Trust Capital Strength ETF	Dec. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Annual Total Return
Performance Narrative [Text Block]	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value for years 1, 5, 10 (as applicable) and since inception compared to those of the Index and a broad-based securities market index. The Fund’s updated performance information is accessible on the Fund’s website at http://www.ftportfolios.com.On June 4, 2013, the Fund’s underlying index changed from the Credit Suisse U.S. Value Index, Powered by HOLTTM to The Capital StrengthTM Index. Therefore, the Fund’s performance and total returns shown for the periods prior to June 4, 2013, are not necessarily indicative of the performance the Fund, based on its current index, would have generated. Returns for an underlying index are only disclosed for those periods in which the index was in existence for the whole period. Since the Fund's new underlying index had an inception date of March 20, 2013, it was not in existence for all of the periods disclosed.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below illustrate the annual calendar year returns of the Fund based on net asset value as well as the average annual Fund and Index returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s average annual total returns based on net asset value for years 1, 5, 10 (as applicable) and since inception compared to those of the Index and a broad-based securities market index.
Bar Chart [Heading]	First Trust Capital Strength® ETF <br/>Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	During the periods shown in the chart above:ReturnPeriod EndedBest Quarter18.05%June 30, 2020Worst Quarter-17.47%March 31, 2020
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2025
Performance Table Market Index Changed	On June 4, 2013, the Fund’s underlying index changed from the Credit Suisse U.S. Value Index, Powered by HOLTTM to The Capital StrengthTM Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to June 4, 2013, are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund’s new underlying index had an inception date of March 20, 2013, it was not in existence for some of the periods disclosed.
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. Returns for an index do not include expenses, which are deducted from Fund returns, or taxes.
Performance Availability Website Address [Text]	http://www.ftportfolios.com
First Trust Capital Strength ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	18.05%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(17.47%)
Lowest Quarterly Return, Date	Mar. 31, 2020